Deposits by Banks (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 25,580	£ 28,525
Drawdown from TFSME	21,000	25,000
Items in the course of transmission
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	531	701
Deposits held as collateral
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	1,607	1,741
Other deposits
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	23,439	26,082
Amounts due to Santander UK subsidiaries
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 3	£ 1